American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2035 Portfolio
April 30, 2024

One Choice 2035 Portfolio - Schedule of Investments
APRIL 30, 2024 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 39.3%
Focused Dynamic Growth Fund G Class(2)	256,523	14,634,660
Focused Large Cap Value Fund G Class	17,141,730	176,045,564
Growth Fund G Class	2,265,094	122,949,316
Heritage Fund G Class	2,031,516	55,724,474
Mid Cap Value Fund G Class	5,171,915	81,250,786
Select Fund G Class	229,762	25,248,495
Small Cap Growth Fund G Class(2)	1,346,549	28,048,608
Small Cap Value Fund G Class	2,717,116	28,258,007
Sustainable Equity Fund G Class	4,054,407	203,247,444
		735,407,354
Domestic Fixed Income Funds — 30.9%
Diversified Bond Fund G Class	37,110,734	330,285,532
High Income Fund G Class	9,553,967	80,635,481
Inflation-Adjusted Bond Fund G Class	8,162,426	83,256,748
Short Duration Fund G Class	4,860,497	46,903,792
Short Duration Inflation Protection Bond Fund G Class	3,816,562	38,738,103
		579,819,656
International Equity Funds — 16.3%
Emerging Markets Fund G Class	3,381,373	36,282,136
Global Real Estate Fund G Class	2,329,479	27,301,498
International Growth Fund G Class	8,361,281	102,174,855
International Small-Mid Cap Fund G Class	2,772,487	27,031,752
International Value Fund G Class	10,290,288	88,599,380
Non-U.S. Intrinsic Value Fund G Class	2,640,048	24,763,650
		306,153,271
International Fixed Income Funds — 13.5%
Emerging Markets Debt Fund G Class	4,738,104	41,174,126
Global Bond Fund G Class	24,712,828	211,047,554
		252,221,680
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,654,659,512)		1,873,601,961
OTHER ASSETS AND LIABILITIES — 0.0%		(50)
TOTAL NET ASSETS — 100.0%		$1,873,601,911

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2024 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund(3)	$18,495	—	$3,440	$(420)	$14,635	257	$2,399	—
Focused Large Cap Value Fund	178,177	$14,240	19,412	3,041	176,046	17,142	611	$6,571
Growth Fund	101,929	34,326	19,994	6,688	122,949	2,265	5,060	5,529
Heritage Fund	64,522	2,718	12,705	1,189	55,724	2,032	4,017	388
Mid Cap Value Fund	87,855	5,494	9,301	(2,797)	81,251	5,172	647	4,403
Select Fund	—	25,964	1,702	986	25,248	230	51	1,219
Small Cap Growth Fund(3)	22,843	8,065	3,839	980	28,049	1,347	(136)	—
Small Cap Value Fund	23,661	8,464	4,061	194	28,258	2,717	408	411
Sustainable Equity Fund	216,855	14,473	39,591	11,510	203,247	4,054	4,729	5,153
Diversified Bond Fund	383,694	29,467	84,921	2,046	330,286	37,111	(13,418)	12,723
High Income Fund	89,980	4,593	17,478	3,540	80,635	9,554	(2,481)	4,562
Inflation-Adjusted Bond Fund	88,590	5,584	9,001	(1,916)	83,257	8,162	(1,136)	2,991
Short Duration Fund	44,006	5,267	2,525	156	46,904	4,860	(184)	1,728
Short Duration Inflation Protection Bond Fund	35,935	4,040	1,490	253	38,738	3,817	(121)	1,049
Emerging Markets Fund	42,228	1,728	7,149	(525)	36,282	3,381	130	928
Global Real Estate Fund	29,913	2,149	4,849	88	27,301	2,329	(615)	1,002
International Growth Fund	104,097	10,749	10,784	(1,887)	102,175	8,361	723	1,807
International Small-Mid Cap Fund	29,338	989	4,384	1,089	27,032	2,772	(923)	601
International Value Fund	89,651	6,635	8,914	1,227	88,599	10,290	311	4,844
Non-U.S. Intrinsic Value Fund	28,770	3,310	4,255	(3,061)	24,764	2,640	(103)	3,165
Emerging Markets Debt Fund	47,657	2,358	8,701	(140)	41,174	4,738	(1,362)	2,062
Global Bond Fund	173,286	61,501	26,830	3,091	211,048	24,713	(5,104)	5,307
Disciplined Growth Fund	51,542	169	34,194	(17,517)	—	—	19,167	169
International Bond Fund(3)	28,419	1,964	34,587	4,204	—	—	(4,225)	—
	$1,981,443	$254,247	$374,107	$12,019	$1,873,602	157,944	$8,445	$66,612
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.